Goodwill and other intangible assets and liabilities - Gross Carrying Amounts and Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-lived Intangible Liabilities [Roll Forward]
Gross carrying amount, beginning balance	$ 444	$ 444
Accumulated amortization, beginning balance	(378)	(313)
Net carrying amount, beginning balance	66	131
Amortization of unfavorable contracts	(43)	(65)
Gross carrying amount, ending balance	444	444
Accumulated amortization, ending balance	(421)	(378)
Net carrying amount, ending balance	$ 23	$ 66